Debt - Schedule of maturities of debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Sep. 15, 2022	Dec. 31, 2021
Short-Term Debt Maturities
Short-term debt	$ 1,500		$ 8,317
Long-Term Debt Maturities
Long-term debt	7,868		427
Long-Term And Short Term Debt Maturities
Total debt, net of issuance costs	15,326		$ 15,680
Three Year DDTL Facility | Senior unsecured notes | Line of Credit
Short-Term Debt Maturities
2023	1,500
Short-term debt	1,500
Long-Term Debt Maturities
Long-term debt		$ 1,500
Senior unsecured notes | Line of Credit
Long-Term Debt Maturities
Long-term debt	6,500
2023	0
2024	0
2025	1,000
2026	0
2027	1,250
Hybrid junior subordinated notes | AIGLH notes
Long-Term Debt Maturities
Long-term debt	1,000
2023	0
2024	0
2025	0
2026	0
2027	0
AIGLH notes | AIGLH notes
Long-Term Debt Maturities
Long-term debt	200
2023	0
2024	0
2025	101
2026	0
2027	0
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures
Long-Term Debt Maturities
Long-term debt	227
2023	0
2024	0
2025	0
2026	0
2027	0
Thereafter	$ 227